Quarterly Holdings Report
for
Fidelity® Pacific Basin Fund
July 31, 2024
PAF-NPRT3-0924
1.804825.120
Common Stocks - 93.7%
	Shares	Value ($)
Australia - 7.9%
Aristocrat Leisure Ltd.	196,979	6,984,318
Canva, Inc. Class A (a)(b)	1,962	2,092,787
CAR Group Ltd.	243,614	5,552,001
Cogstate Ltd. (c)	1,940,040	1,471,679
Dominos Pizza Enterprises Ltd.	162,846	3,489,780
HUB24 Ltd.	247,352	8,016,619
Macquarie Group Ltd.	92,404	12,677,710
National Storage REIT unit	2,224,120	3,592,524
Santos Ltd.	1,050,151	5,474,340
Treasury Wine Estates Ltd.	680,148	5,493,067
TOTAL AUSTRALIA		54,844,825
Cayman Islands - 0.2%
PropertyGuru Group Ltd. (c)(d)	174,957	1,096,980
China - 18.9%
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	180,200	3,923,604
Antengene Corp. (c)(e)	7,421,211	531,929
Atour Lifestyle Holdings Ltd. ADR	644,900	10,795,626
Baidu, Inc. Class A (c)	386,000	4,279,817
Chervon Holdings Ltd. (d)	1,894,700	4,336,092
China Construction Bank Corp. (H Shares)	6,465,000	4,526,332
Cloud Music, Inc. (c)(e)	130,000	1,579,897
DouYu International Holdings Ltd. ADR (d)	873,528	14,762,623
Far East Horizon Ltd.	4,346,000	2,964,882
HUYA, Inc. ADR	710,157	3,025,269
JOYY, Inc. ADR	20,600	685,774
KE Holdings, Inc. ADR	285,500	3,954,175
Li Ning Co. Ltd.	1,529,500	2,858,202
Medlive Technology Co. Ltd. (d)(e)	3,838,000	3,694,140
Noah Holdings Ltd. sponsored ADR	609,609	4,724,470
PDD Holdings, Inc. ADR (c)	79,200	10,208,088
Sohu.Com Ltd. ADR (c)(d)	150,340	2,267,127
Tencent Holdings Ltd.	626,100	28,892,295
TravelSky Technology Ltd. (H Shares)	8,710,000	9,821,653
Zai Lab Ltd. (c)(d)	2,452,600	4,643,142
Zai Lab Ltd. ADR (c)(d)	162,700	3,096,181
Zylox-Tonbridge Medical Technology Co. Ltd. (c)(e)	4,632,000	6,225,129
TOTAL CHINA		131,796,447
Hong Kong - 2.9%
AIA Group Ltd.	2,210,400	14,785,058
China Metal Recycling (Holdings) Ltd. (b)(c)	2,572,200	3
Melco Crown Entertainment Ltd. sponsored ADR (c)	50,120	286,185
Prudential PLC	577,619	5,212,660
TOTAL HONG KONG		20,283,906
Japan - 43.1%
BayCurrent Consulting, Inc.	240,000	7,281,466
CUC, Inc. (c)(d)	326,100	3,752,855
Daiichikosho Co. Ltd.	232,600	2,829,769
DENSO Corp.	897,600	14,719,754
Descente Ltd.	286,700	7,626,578
ENEOS Holdings, Inc.	595,800	3,121,719
Fast Retailing Co. Ltd.	30,300	8,352,162
Fuji Electric Co. Ltd.	65,300	3,672,923
FUJIFILM Holdings Corp.	349,800	8,316,822
Fujitsu Ltd.	392,000	7,118,788
Funai Soken Holdings, Inc.	257,200	3,773,743
Hitachi Ltd.	796,000	17,198,919
Hokkaido Electric Power Co., Inc. (d)	223,200	1,518,991
Hoya Corp.	125,100	15,675,131
Ibiden Co. Ltd.	101,000	3,939,408
IHI Corp.	110,100	4,016,518
INPEX Corp.	550,600	8,502,088
JTOWER, Inc. (c)(d)	129,700	1,406,047
Kansai Electric Power Co., Inc.	606,900	10,387,577
Kansai Paint Co. Ltd.	800	13,212
Kyoritsu Maintenance Co. Ltd.	268,600	5,240,035
Lifenet Insurance Co. (c)(d)	370,100	4,199,927
Mitsubishi Electric Corp.	264,900	4,413,705
Mitsubishi Heavy Industries Ltd.	609,100	7,300,724
Mitsui & Co. Ltd.	174,600	4,051,399
Money Forward, Inc. (c)	122,200	4,036,218
Murata Manufacturing Co. Ltd.	227,200	5,054,741
Nidec Corp.	71,300	3,136,537
NSD Co. Ltd.	228,200	4,722,272
Nxera Pharma Co. Ltd. (c)	331,500	3,717,633
Open House Group Co. Ltd.	177,300	6,343,767
ORIX Corp.	822,200	19,888,732
Pan Pacific International Holdings Ltd.	299,500	7,879,106
Pasona Group, Inc.	177,000	2,815,600
Renesas Electronics Corp.	882,600	15,201,790
Rohto Pharmaceutical Co. Ltd.	169,900	4,009,189
Shin-Etsu Chemical Co. Ltd.	406,900	18,078,847
SMS Co., Ltd.	272,600	3,949,657
Sony Group Corp.	204,100	18,127,884
Sun Corp. (d)	156,000	5,003,705
TechnoPro Holdings, Inc.	141,200	2,715,133
Timee, Inc.	16,400	158,740
Tokio Marine Holdings, Inc.	128,300	5,033,612
Visional, Inc. (c)	70,100	3,687,380
ZOZO, Inc.	277,300	8,117,940
TOTAL JAPAN		300,108,743
Korea (South) - 4.1%
Kakao Corp.	179,100	5,125,399
KB Financial Group, Inc.	111,279	7,230,305
Lotte Confectionery Co. Ltd.	186,048	3,354,810
MagnaChip Semiconductor Corp. (c)	1,243,100	6,327,379
SK Hynix, Inc.	35,090	4,985,081
Webtoon Entertainment, Inc.	69,100	1,475,285
TOTAL KOREA (SOUTH)		28,498,259
Malaysia - 0.7%
MR DIY Group M Sdn Bhd (e)	10,785,800	4,929,847
New Zealand - 0.9%
Ryman Healthcare Ltd. (c)	2,286,200	6,163,663
Philippines - 1.3%
Robinsons Land Corp.	36,857,400	9,338,345
Singapore - 1.7%
Sea Ltd. ADR Class A (c)	175,800	11,550,060
Taiwan - 10.8%
eMemory Technology, Inc.	69,000	4,922,849
Global Unichip Corp.	48,000	1,735,314
Taiwan Semiconductor Manufacturing Co. Ltd.	2,200,000	64,457,310
Unimicron Technology Corp.	700,000	3,917,736
TOTAL TAIWAN		75,033,209
United States of America - 1.2%
GI Dynamics, Inc. (b)(c)	111,225	1
Newmont Corp. CDI	113,954	5,488,414
Space Exploration Technologies Corp. (a)(b)(c)	22,539	2,524,368
TOTAL UNITED STATES OF AMERICA		8,012,783
TOTAL COMMON STOCKS (Cost $491,061,378)		651,657,067

Preferred Stocks - 6.3%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
Australia - 0.0%
Canva, Inc.:
Series A (a)(b)	85	90,666
Series A2 (a)(b)	15	16,000
		106,666
China - 0.1%
dMed Biopharmaceutical Co. Ltd. Series C (a)(b)(c)	87,773	402,000
India - 0.0%
Meesho:
Series D2 (a)(b)	4,012	223,749
Series E (a)(b)	668	37,254
Series F (a)(b)(c)	620	35,179
		296,182
TOTAL CONVERTIBLE PREFERRED STOCKS		804,848
Nonconvertible Preferred Stocks - 6.2%
Korea (South) - 6.2%
Hyundai Motor Co. Ltd. Series 2	50,180	6,103,117
Samsung Electronics Co. Ltd.	640,820	30,361,747
Samsung Fire & Marine Insurance Co. Ltd.	30,652	6,355,111
		42,819,975
TOTAL PREFERRED STOCKS (Cost $39,863,799)		43,624,823

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g) (Cost $20,487,104)	20,485,055	20,487,104

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $551,412,281)	715,768,994
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(20,169,412)
NET ASSETS - 100.0%	695,599,582

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,422,003 or 0.8% of net assets.

(b)	Level 3 security
(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,960,942 or 2.4% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Canva, Inc. Class A	3/18/24 - 5/03/24	2,092,789

Canva, Inc. Series A	9/22/23	90,666

Canva, Inc. Series A2	9/22/23	16,000

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	1,246,653

Meesho Series D2	7/15/24	224,672

Meesho Series E	7/15/24	37,408

Meesho Series F	7/15/24	34,720

Space Exploration Technologies Corp.	2/16/21 - 5/24/22	1,437,725

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,803,622	139,372,291	142,176,094	121,693	181	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	10,707,799	109,924,592	100,145,287	201,840	-	-	20,487,104	0.1%
Total	13,511,421	249,296,883	242,321,381	323,533	181	-	20,487,104

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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